Fair Value of Financial Assets and Liabilities - Derivative Liability Measured at Fair Value (Detail) $ in Thousands	9 Months Ended
Sep. 30, 2019 USD ($)
Fair Value Disclosures [Abstract]
Beginning Balance,Derivative Liability	$ 36,567
Issuance of debt	1,256
Change in fair value of derivative liability	(2,782)
Conversion of debt—derivative liability	$ (35,041)